Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Comprised as follows (U.S. dollars in thousands)
	December 31
	2023	2022

Cash at bank	573	6,394
Short-term bank deposits	2,610	114
Total cash and cash equivalent*	3,183	6,508
* Including cash held per commitment to EIB – see Note 9	387	373